TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
TAXES PAYABLE
Income taxes payable	$ 92,816	$ 113,658
VAT payable	15,895	11,495
Total taxes payable (receivable)	$ 108,711	$ 125,153